Summary of Significant Accounting Policies - Changes to Consolidated Balance Sheets and Consolidated Statement of Cash Flows (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents		$ 1,127,182	$ 2,270,617	$ 1,919,680	$ 1,219,984	$ 1,127,182
Collateral held from securities lending agreements	[1]				$ 2,561,219	2,480,910
Net cash provided by operating activities		2,644,667	2,413,324	3,164,605
Net cash used in investing activities		(6,926,348)	(7,144,829)	(9,915,481)
Cash and cash equivalents at beginning of year		1,127,182	2,270,617	1,919,680
Cash and cash equivalents at end of year		1,219,984	1,127,182	2,270,617
As Originally Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents		3,608,092	3,832,569	2,944,394		3,608,092
Net cash provided by operating activities			3,213,324
Net cash used in investing activities			(7,025,871)	(9,378,243)
Cash and cash equivalents at beginning of year		3,608,092	3,832,569	2,944,394
Cash and cash equivalents at end of year			3,608,092	3,832,569
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents		(2,480,910)	(1,561,952)	(1,024,714)		(2,480,910)
Collateral held from securities lending agreements						$ 2,480,910
Net cash provided by operating activities			(800,000)
Net cash used in investing activities			(118,958)	(537,238)
Cash and cash equivalents at beginning of year		$ (2,480,910)	(1,561,952)	(1,024,714)
Cash and cash equivalents at end of year			$ (2,480,910)	$ (1,561,952)

[1]	There is no contractual maturity on the loan agreements. The related loaned security could be returned to the Company on the next business day with notice from the counterparty and the Company would be required to return the cash collateral immediately.